As filed with the Securities and Exchange Commission on November 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  September 30, 2013

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	COMMON STOCKS - 97.76%	Value
	Aerospace and Defense - 2.43%
15,325	United Technologies Corp.	$1,652,342
	Air Freight and Logistics - 1.92%
11,420	FedEx Corp.	1,303,136
	Automobiles - 1.51%
61,040	Ford Motor Co.	1,029,745
	Beverages - 2.00%
17,100	PepsiCo, Inc.	1,359,450
	Biotechnology - 3.89%
9,355	Amgen, Inc.	1,047,199
25,405	Gilead Sciences, Inc. (a)	1,596,450
		2,643,649
	Capital Markets - 4.15%
53,970	Morgan Stanley	1,454,492
20,770	State Street Corp.	1,365,627
		2,820,119
	Chemicals - 3.92%
23,590	E.I. du pont de Nemours & Co.	1,381,430
10,670	Praxair, Inc.	1,282,641
		2,664,071
	Commercial Banks - 4.78%
34,035	First Republic Bank	1,587,052
40,265	Wells Fargo & Co.	1,663,750
		3,250,802
	Communications Equipment - 4.16%
60,350	Cisco Systems, Inc.	1,413,397
21,015	QUALCOMM, Inc.	1,415,570
		2,828,967
	Computers and Peripherals - 4.82%
4,333	Apple, Inc.	2,065,758
6,542	International Business Machines Corp.	1,211,447
		3,277,205
	Diversifed Financial Services - 2.28%
30,045	JPMorgan Chase & Co.	1,553,026
	Diversified Telecommunication Services - 0.79%
11,440	Verizon Communications, Inc.	533,790
	Electrical Equipment - 2.17%
21,400	Eaton Corp PLC (b)	1,473,176
	Energy Equipment and Services - 1.98%
27,465	Baker Hughes, Inc.	1,348,531
	Food Products - 3.84%
34,280	Archer-Daniels-Midland Co.	1,262,875
28,065	General Mills, Inc.	1,344,875
		2,607,750
	Health Care Equipment and Supplies - 1.90%
12,885	Becton, Dickinson & Co.	1,288,758
	Health Care Providers and Services - 3.88%
23,487	Express Scripts Holding Co. (a)	1,451,027
11,965	Laboratory Corporation of America Holdings (a)	1,186,210
		2,637,237
	Hotels, Restaurants and Leisure - 1.55%
9,475	Buffalo Wild Wings, Inc. (a)	1,053,809
	Household Durables - 1.33%
46,620	D.R. Horton, Inc.	905,827
	Household Products - 2.95%
16,335	Church & Dwight Co., Inc.	980,917
11,225	Energizer Holdings, Inc.	1,023,159
		2,004,076
	Industrial Conglomerates - 4.25%
11,955	3M Co.	1,427,547
61,300	General Electric Co.	1,464,457
		2,892,004
	Insurance - 2.10%
33,360	Principal Financial Group, Inc.	1,428,475
	Internet and Catalog Retail - 1.61%
26,740	Blue Nile, Inc. (a)	1,094,468
	Internet Software and Services - 2.50%
1,940	Google, Inc. - Class A (a)	1,699,265
	Life Sciences Tools and Services - 2.10%
13,465	Waters Corp. (a)	1,430,118
	Machinery - 2.12%
25,935	PACCAR, Inc.	1,443,542
	Media - 4.26%
82,360	Interpublic Group of Cos., Inc.	1,414,945
13,255	Time Warner Cable, Inc.	1,479,258
		2,894,203

	Multi-Utilities - 1.41%
11,200	Sempra Energy	958,720
	Oil, Gas and Consumable Fuels - 7.36%
10,080	Chevron Corp.	1,224,720
22,660	Devon Energy Corp.	1,308,842
17,030	Exxon Mobil Corp.	1,465,261
28,705	Marathon Oil Corp.	1,001,230
		5,000,053
	Real Estate Investment Trusts (REITs) - 4.23%
80,470	Redwood Trust, Inc.	1,584,454
53,815	Starwood Property Trust, Inc.	1,289,946
		2,874,400
	Semiconductors and Semiconductor Equipment - 1.95%
102,845	Applied Micro Circuits Corp. (a)	1,326,701
	Software - 5.72%
62,710	Fortinet, Inc. (a)	1,270,504
18,235	Intuit	1,209,163
28,200	MICRO Systems, Inc. (a)	1,408,308
		3,887,975
	Specialty Retail - 1.90%
24,205	Dick's Sporting Goods, Inc.	1,292,063

	TOTAL COMMON STOCKS (Cost $49,571,736)	66,457,453

	SHORT-TERM INVESTMENTS - 2.25%
1,526,455	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	1,526,455
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,526,455)	1,526,455

	Total Investments in Securities (Cost $51,098,191) - 100.01%	67,983,908
	Liabilities in Excess of Other Assets - (0.01)%	(7,689)
	NET ASSETS - 100.00%	$67,976,219

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of September 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Small/Mid Equity Fund
Schedule of Investments
September 30, 2013 (Unaudited)

Shares	COMMON STOCKS - 96.13%	Value
	Building Products - 1.89%
1,975	Simpson Manufacturing Co., Inc.	$64,326
	Capital Markets - 4.01%
1,680	LPL Financial Holdings, Inc.	64,361
1,405	Waddell & Reed Financial, Inc.	72,329
		136,690
	Chemicals - 2.57%
825	Airgas, Inc.	87,491
	Commercial Banks - 5.03%
9,515	CoBiz Financial, Inc.	91,915
920	SVB Finanical Group (a)	79,460
		171,375
	Commercial Services and Supplies - 4.88%
9,360	InnerWorkings, Inc. (a)	91,915
3,690	Ritchie Bros. Auctioneers, Inc. (b)	74,464
		166,379
	Consumer Finance - 6.93%
1,700	First Cash Financial Services, Inc. (a)	98,515
5,235	Green Dot Corp. (a)	137,838
		236,353
	Diversified Consumer Services - 4.12%
2,485	Capella Education Co. (a)	140,552
	Electronic Equipment Instruments and Components - 3.43%
1,655	FLIR Systems, Inc.	51,967
1,155	IPG Photonics Corp.	65,038
		117,005
	Energy Equipment and Services - 2.76%
3,765	Superior Energy Services, Inc. (a)	94,276
	Food, Beverage & Tobacco - 2.15%
2,425	Calavo Growers, Inc.	73,332
	Food Products - 5.06%
4,050	Masimo Corp.	107,892
1,500	STERIS Corp.	64,440
		172,332
	Health Care Providers and Services - 3.68%
4,040	U.S. Physical Therapy, Inc.	125,563
	Internet and Catalog Retail - 2.47%
2,055	Blue Nile, Inc. (a)	84,111
	Internet Software and Services - 3.18%
3,985	Brightcove, Inc. (a)	44,831
7,475	Dice Holdings, Inc. (a)	63,613
		108,444
	IT Services - 4.53%
318	Alliance Data Systems Corp. (a)	67,248
7,230	ServiceSource International, Inc. (a)	87,338
		154,586
	Machinery - 2.63%
2,195	Woodward, Inc.	89,622
	Media - 5.12%
2,874	Imax Corp. (a)(b)	86,910
7,350	ReachLocal, Inc. (a)	87,538
		174,448
	Metals and Mining - 1.07%
1,195	Allegheny Technologies, Inc.	36,472
	Oil, Gas and Consumable Fuels - 3.31%
1,885	Whiting Petroleum Corp. (a)	112,817
	Real Estate Investment Trusts (REITs) - 6.41%
1,860	Camden Property Trust	114,278
5,875	Terreno Realty Corp.	104,340
		218,618
	Semiconductors and Semiconductor Equipment - 5.27%
1,310	NVE Corp. (a)	66,862
19,990	RF Micro Devices, Inc. (a)	112,744
		179,606
	Software - 9.45%
3,990	Fortinet, Inc. (a)	80,837
1,760	MICRO Systems, Inc. (a)	87,895
6,625	RealPage, Inc. (a)	153,435
		322,167
	Specialty Retail - 4.25%
5,955	Select Comfort Corp. (a)	145,004
	Trading Companies and Distributors - 1.93%
4,875	Houston Wire & Cable Co.	65,666

	TOTAL COMMON STOCKS (Cost $2,807,434)	3,277,235

	SHORT-TERM INVESTMENTS - 4.63%
157,748	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	157,748
	TOTAL SHORT-TERM INVESTMENTS (Cost $157,748)	157,748

	Total Investments in Securities (Cost $2,965,182) - 100.76%	3,434,983
	Liabilities in Excess of Other Assets - (0.76)%	(25,857)
	NET ASSETS - 100.00%	$3,409,126

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of September 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund and the Davidson Small/Mid Equity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2013:

Davidson Multi-Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,270,115	$-	$-	$8,270,115
Consumer Staples	5,971,276	-	-	5,971,276
Energy	6,348,585	-	-	6,348,585
Financials	11,926,822	-	-	11,926,822
Health Care	7,999,761	-	-	7,999,761
Industrials	8,764,199	-	-	8,764,199
Information Technology	13,020,114	-	-	13,020,114
Materials	2,664,071	-	-	2,664,071
Telecommunication Services	533,790	-	-	533,790
Utilities	958,720	-	-	958,720
Total Common Stocks	66,457,453	-	-	66,457,453
Short-Term Investments	1,526,455	-	-	1,526,455
Total Investments in Securities	$67,983,908	$-	$-	$67,983,908

Davidson Small/Mid Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$544,115	$-	$-	$544,115
Consumer Staples	73,332	-	-	73,332
Energy	207,093	-	-	207,093
Financials	763,037	-	-	763,037
Health Care	297,895	-	-	297,895
Industrials	385,993	-	-	385,993
Information Technology	881,807	-	-	881,807
Materials	123,963	-	-	123,963
Total Common Stocks	3,277,235	-	-	3,277,235
Short-Term Investments	157,748	-	-	157,748
Total Investments in Securities	$3,434,983	$-	$-	$3,434,983

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2013, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended September 30, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Davidson Multi-Cap Equity Fund

Cost of investments	$51,126,997

Gross unrealized appreciation	$17,466,124
Gross unrealized depreciation	(609,213)
Net unrealized appreciation	$16,856,911

Davidson Small/Mid Equity Fund

Cost of investments	$2,979,740

Gross unrealized appreciation	$516,864
Gross unrealized depreciation	(61,621)
Net unrealized appreciation	$455,243

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 11/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 11/25/13

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 11/22/13

* Print the name and title of each signing officer under his or her signature.